Variable Interest Entity	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity	Variable Interest Entity
The Company has substantial governance rights that allow it to direct the activities that significantly impact Profarma’s economic performance. As such, the Company consolidates the operating results of Profarma in its consolidated financial statements. The Company is not obligated to provide future financial support to Profarma.
The following assets and liabilities of Profarma are included in the Company’s Consolidated Balance Sheet for the periods indicated:

	September 30,
(in thousands)	2025	2024
Cash and cash equivalents	$70,796	$58,082
Accounts receivables, net	260,759	236,930
Inventories	303,480	259,299
Prepaid expenses and other	55,981	68,612
Property and equipment, net	65,410	49,869
Other intangible assets	53,861	58,116
Other long-term assets	99,519	83,765
Total assets	$909,806	$814,673

Accounts payable	$349,876	$307,201
Accrued expenses and other	71,383	56,597
Short-term debt	116,361	76,308
Long-term debt	65,390	91,246
Deferred income taxes	11,986	19,227
Other long-term liabilities	75,132	61,690
Total liabilities	$690,128	$612,269
Profarma’s assets can only be used to settle its obligations, and its creditors do not have recourse to the general credit of the Company.